Nature and extent of risks arising from financial instruments (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Credit Exposure Associated with On-and Off-Balance Sheet Financial Instruments
Concentrations of credit risk indicate the relative sensitivity of our performance to developments affecting a particular industry or geographic location. The amounts of credit exposure associated with certain of our on-
and
off-balance
sheet financial instruments are summarized in the following tables.

	As at October 31, 2019

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$646,567	69%	$189,240	20%	$60,554	6%	$50,642	5%	$947,003
Derivatives before master netting agreements (2), (3)	19,544	19%	23,250	23%	53,752	52%	6,421	6%	102,967
	$666,111	64%	$212,490	20%	$114,306	11%	$57,063	5%	$1,049,970
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$367,907	67%	$148,326	27%	$29,462	5%	$5,774	1%	$551,469
Other	67,410	58%	15,246	13%	31,934	28%	1,491	1%	116,081
	$435,317	65%	$163,572	25%	$61,396	9%	$7,265	1%	$667,550

	As at October 31, 2018

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$594,823	66%	$184,040	21%	$60,645	7%	$50,486	6%	$889,994
Derivatives before master netting agreements (2), (3)	18,364	19%	20,053	21%	50,767	53%	6,063	7%	95,247
	$613,187	62%	$204,093	21%	$111,412	11%	$56,549	6%	$985,241
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$345,545	66%	$142,692	27%	$31,530	6%	$7,140	1%	$526,907
Other	79,399	61%	14,852	11%	34,849	27%	987	1%	130,087
	$424,944	65%	$157,544	24%	$66,379	10%	$8,127	1%	$656,994

(1)	Includes assets purchased under reverse repurchase agreements and securities borrowed, loans and customers’ liability under acceptances. The largest concentrations in Canada are Ontario at 56% (October 31, 2018 – 54%), the Prairies at 16% (October 31, 2018 – 18%), British Columbia and the territories at 14% (October 31, 2018 – 14%) and Quebec at 10% (October 31, 2018 – 10%). No industry accounts for more than 35% (October 31, 2018 – 32%) of total on-balance sheet credit instruments. The classification of our sectors aligns with our view of credit risk by industry. Sectors have been revised from those previously presented.
(2)	A further breakdown of our derivative exposures by risk rating and counterparty type is provided in Note 8.
(3)	Excludes valuation adjustments determined on a pooled basis.
(4)	Balances presented are contractual amounts representing our maximum exposure to credit risk.
(5)	Represents our maximum exposure to credit risk. Retail and wholesale commitments respectively comprise 43% and 57% of our total commitments (October 31, 2018 – 42% and 58%). The largest concentrations in the wholesale portfolio relate to Financial services at 13% (October 31, 2018 – 14%), Utilities at 11% (October 31, 2018 – 11%), Real estate & related at 9% (October 31, 2018 – 9%), Other services at 7% (October 31, 2018 – 8%), and Oil & gas at 7% (October 31, 2018 – 7%). The classification of our sectors aligns with our view of credit risk by industry. Sector percentages have been revised from those previously presented.